Pension and Retirement Allowance Plans (Net Amounts Recognized in Accumulated Other Comprehensive Loss) (Details) In Thousands	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)
Net actuarial loss	¥ 6,516,000	¥ 91,275,000	$ 1,099,699	¥ 93,161,000	¥ 20,902,000	$ 251,831	¥ 21,185,000
Prior service credit		(33,634,000)	(405,229)	(37,443,000)	(1,220,000)	(14,698)	(1,698,000)
Net amount recognized		¥ 57,641,000	$ 694,470	¥ 55,718,000	¥ 19,682,000	$ 237,133	¥ 19,487,000